Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c))	$ 64,262	$ 46,012
Accounts receivable (note 5)	90,467	66,950
Inventories (note 6)	51,402	47,806
Prepaid expenses	11,767	7,417
Total current assets	217,898	168,185
Long-term investments (note 7)	13,954	10,587
Property, plant and equipment (note 8)	57,507	58,856
Operating lease right-of-use assets (note 12)	27,962	17,524
Intangible assets (note 9)	11,784	13,075
Deferred income tax assets (note 18(b))	2,140	1,929
Goodwill (note 10)	3,397	3,110
Other long-term assets	11,621	6,660
Total assets	346,263	279,926
Current liabilities:
Accounts payable and accrued liabilities (note 11)	84,599	86,180
Current portion of operating lease liabilities (note 12)	4,476	4,406
Short-term debt (note 13)	23,445	3,625
Current portion of long-term debt (note 14)	16,302	9,942
Current portion of long-term royalty payable (note 15)	7,451	5,936
Current portion of warranty liability (note 16)	10,749	4,505
Total current liabilities	147,022	114,594
Long-term operating lease liabilities (note 12)	23,486	13,118
Long-term debt (note 14)	45,651	35,312
Long-term royalty payable (note 15)	8,591	12,322
Warranty liability (note 16)	8,187	4,396
Deferred income tax liabilities (note 18(b))	3,250	4,445
Other long-term liabilities	6,017	6,380
Total long-term liabilities	242,204	190,567
Share capital (note 17):
Unlimited common shares, no par value: 136,416,981 (2018 - 133,380,899) common shares issued	1,115,092	1,094,633
Other equity instruments	7,671	6,857
Additional paid-in-capital	11,516	10,079
Accumulated deficit	(1,005,679)	(998,320)
Accumulated other comprehensive loss	(24,541)	(23,890)
Total shareholders' equity	104,059	89,359
Total liabilities and shareholders' equity	346,263	279,926
Commitments and contingencies (note 20)